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                      METROPOLITAN LIFE INSURANCE COMPANY
                NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                PROSPECTUS DATED MAY 1, 1988 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated May 1, 1988 and subsequent supplements. You should read and retain this supplement.

We currently are not offering any new Contracts. However, Contract Owners of existing flexible purchase payment variable annuity contracts may continue to make purchase payments.

The current investment options available under your Contract include 1 Fixed Account option and the 5 Eligible Funds listed below:

             METROPOLITAN SERIES FUND   BlackRock Money Market
               -- CLASS B                 Portfolio
               BlackRock Bond Income    Davis Venture Value
                Portfolio                 Portfolio
               BlackRock Legacy Large   MFS(R) Value Portfolio
                Cap Growth Portfolio

Current prospectuses for the Eligible Funds may be obtained by calling 1-800-777-5897.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FEE TABLE

Certain Eligible Funds may impose a redemption fee in the future. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each portfolio. Current prospectuses for the Eligible Funds may be obtained by calling 1-800-777-5897.

ELIGIBLE FUND FEES AND EXPENSES FOR YEAR ENDED DECEMBER 31, 2011
(as a percentage of average daily net assets)

                                                                                                    NET
                                      DISTRIBUTION           ACQUIRED    TOTAL   CONTRACTUAL FEE   TOTAL
                                         AND/OR              FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                          MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
ELIGIBLE FUND                FEE          FEES      EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
-------------             ---------- -------------- -------- --------- --------- --------------- ---------
METROPOLITAN SERIES FUND
  -- CLASS B
 BlackRock Bond Income
   Portfolio.............    0.34%        0.25%       0.03%     --       0.62%        0.01%       0.61%
 BlackRock Legacy Large
   Cap Growth
   Portfolio.............    0.71%        0.25%       0.02%     --       0.98%        0.01%       0.97%
 BlackRock Money
   Market Portfolio......    0.33%        0.25%       0.02%     --       0.60%        0.01%       0.59%
 Davis Venture Value
   Portfolio.............    0.70%        0.25%       0.03%     --       0.98%        0.05%       0.93%
 MFS(R) Value Portfolio..    0.70%        0.25%       0.03%     --       0.98%        0.13%       0.85%

TheNet Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Eligible Funds have agreed to waive fees and/or pay expenses of the Eligible Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Eligible Fund, but the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses

                                                                 SUPP-WVA-04-12

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shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Eligible Funds provided the information on their expenses, and we have not independently verified the information.

The following table shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract.

MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES

                                                                                   MINIMUM MAXIMUM
                                                                                   ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Eligible Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses).....................  0.60%   0.98%

INVESTMENTS OF THE ACCOUNT - ELIGIBLE FUNDS

ELIGIBLE FUND                          INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
-------------                          -------------------------------------  -----------------------------
METROPOLITAN SERIES FUND -- CLASS B
  BlackRock Bond Income Portfolio      Seeks a competitive total return        MetLife Advisers, LLC
                                       primarily from investing in             Subadviser: BlackRock
                                       fixed-income securities.                Advisors, LLC

  BlackRock Legacy Large Cap Growth    Seeks long-term growth of capital.      MetLife Advisers, LLC
   Portfolio                                                                   Subadviser: BlackRock
                                                                               Advisors, LLC

  BlackRock Money Market Portfolio     Seeks a high level of current income    MetLife Advisers, LLC
                                       consistent with preservation of         Subadviser: BlackRock
                                       capital.                                Advisors, LLC

  Davis Venture Value Portfolio        Seeks growth of capital.                MetLife Advisers, LLC
                                                                               Subadviser: Davis Selected
                                                                               Advisers, L.P.

  MFS(R) Value Portfolio               Seeks capital appreciation.             MetLife Advisers, LLC
                                                                               Subadviser: Massachusetts
                                                                               Financial Services Company

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

HIGHLIGHTS

CONTINGENT DEFERRED SALES CHARGE

WE HAVE ADDED THE FOLLOWING PARAGRAPH TO THIS SECTION:

For participants of 403(b) arrangements, 401(a) plans, 401(k) plans and 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the surrender charge if it is permitted in your state.

MARKET TIMING

WE HAVE MODIFIED THE LAST THREE PARAGRAPHS IN THIS SECTION:

The Eligible Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these


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policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Eligible Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

FINANCIAL STATEMENTS

WE HAVE REPLACED THE PARAGRAPH IN THIS SECTION WITH THE FOLLOWING:

The financial statements for each of the Sub-Acccounts of the Separate Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             1095 Avenue of the                    (800) 777-5897
               Americas
             New York, NY 10166


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